Interest in Joint Operation	12 Months Ended
Dec. 31, 2022
Disclosure of joint ventures [abstract]
Interest in joint operation	INTEREST IN JOINT OPERATION
On 13 December 2016, Gold Fields purchased 50% of the Gruyere Gold Project and entered into a 50:50 unincorporated joint operation with Gold Road Resources Limited (“Gold Road”) for the development and operation of the Gruyere Gold Project in Western Australia, which comprises the Gruyere gold deposit as well as additional resources including Central Bore and Attila/Alaric.
The Gruyere project was successfully completed during 2019, with first gold produced in June 2019. Commercial levels of production were achieved at the end of September 2019.
Below is a summary of Gold Fields’ share of the joint operation and includes inter-company transactions and balances:

	2022		2021
Figures in millions unless otherwise stated	US$	A$	US$	A$

Statement of financial position
Non-current assets	517.4	759.0	587.8	808.0
Property, plant and equipment	515.0	755.4	587.8	808.0
Environmental trust fund	2.5	3.6	—	—
Current assets	62.6	91.9	45.4	62.4
Cash and cash equivalents	10.8	15.9	7.6	10.4
Inventories	50.4	74.0	36.1	49.6
Other receivables	1.4	2.0	1.7	2.4

Total assets	580.1	850.9	633.2	870.4
Total equity
Retained earnings	116.9	171.5	64.6	88.9
Non-current liabilities	153.3	224.9	161.5	221.9
Deferred taxation	58.2	85.4	63.4	87.2
Finance lease liabilities	75.2	110.3	76.2	104.7
Environmental rehabilitation costs	18.1	26.6	20.2	27.7
Long-term incentive plan	1.8	2.6	1.7	2.3
Current liabilities	309.8	454.5	407.1	559.6
Related entity loans payable	278.7	408.9	377.2	518.5
Trade and other payables	23.0	33.7	22.3	30.7
Current portion of finance lease liabilities	8.1	11.9	7.6	10.4

Total equity and liabilities	580.1	850.9	633.2	870.4